Taxes Payable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Taxes Payable
VAT payable		¥ 16,818	¥ 18,127
Enterprise income taxes payable		232	13,458
Withholding individual income taxes for employees		1,466	2,628
Construction fee for cultural undertaking payable			911
Others		308	217
Total	$ 2,885	¥ 18,824	¥ 35,341